Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (135,469,133)	$ (9,516,577)	$ (1,247,426)
Provision for doubts accounts		5,795
Equity in loss of subsidiaries	134,180,548	7,394,438	1,147,003
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	417,267	502,018	528,266
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(871,318)	(1,614,326)	427,843
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	195,884,024	139,339,849
Loan to subsidiaries, VIEs and VIE’s subsidiaries	(195,012,706)	(137,727,716)	(427,862)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	871,318	1,612,133	(427,862)
NET INCREASE (DECREASE) IN CASH		(2,193)	(19)
CASH-beginning of year	2,279	4,472	4,491
CASH-end of year	2,279	2,279	4,472
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	2,982	24,988	17,549
Cash paid for interest		$ 111,563	$ 336,593